Fair value disclosures (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets-
Total available-for-sale securities	$ 1,370	$ 1,322	$ 1,132
Derivative financial instruments, net	267	236	625
Securitized retained interests		102	52
Total Assets	1,637	1,660	1,809
Liabilities-
Guarantees	10	17	14
Total Liabilities	10	17	14
U.S. treasury bonds | Level 1
Assets-
Total available-for-sale securities	12	14
Large capitalization value | Level 1
Assets-
Total available-for-sale securities	122	89
Smaller company growth | Level 1
Assets-
Total available-for-sale securities	31	24
Level 1
Assets-
Total available-for-sale securities	165	127	140
Total Assets	165	127	140
Other U.S. and non-U.S. government bonds | Level 2
Assets-
Total available-for-sale securities	77	65
Corporate bonds | Level 2
Assets-
Total available-for-sale securities	511	475
Asset-backed securities | Level 2
Assets-
Total available-for-sale securities	136	134
U.S. governmental agency mortgage-backed securities | Level 2
Assets-
Total available-for-sale securities	273	308
Residential mortgage-backed securities | Level 2
Assets-
Total available-for-sale securities	40	51
Commercial mortgage-backed securities | Level 2
Assets-
Total available-for-sale securities	168	162
Level 2
Assets-
Total available-for-sale securities	1,205	1,195	992
Derivative financial instruments, net	267	236	625
Total Assets	1,472	1,431	1,617
Level 3
Assets-
Securitized retained interests		102	52
Total Assets		102	52
Liabilities-
Guarantees	10	17	14
Total Liabilities	10	17	14
U.S. treasury bonds
Assets-
Total available-for-sale securities	12	14	15
Other U.S. and non-U.S. government bonds
Assets-
Total available-for-sale securities	77	65	14
Corporate bonds
Assets-
Total available-for-sale securities	511	475	321
Asset-backed securities
Assets-
Total available-for-sale securities	136	134	138
U.S. governmental agency mortgage-backed securities
Assets-
Total available-for-sale securities	273	308	324
Residential mortgage-backed securities
Assets-
Total available-for-sale securities	40	51	60
Commercial mortgage-backed securities
Assets-
Total available-for-sale securities	168	162	129
Large capitalization value
Assets-
Total available-for-sale securities	122	89	113
Smaller company growth
Assets-
Total available-for-sale securities	$ 31	$ 24	$ 18